CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash flows from operating activities:
Net income	$ 8,989	56,573	76,157	66,852
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	1,030	6,483	6,283	7,416
Depreciation and amortization of property and equipment	3,797	23,900	20,971	16,603
Amortization of land use rights	97	608	609	619
Amortization of acquired intangible assets	663	4,171	4,432	5,237
Gain on consolidation of Hongcheng Xueyuan			(260)
Investment (income) loss	32	201	(1,071)
Provision for account receivables			540	364
Loss from disposal of property and equipment	37	234	82	513
Changes in assets and liabilities:
Restricted cash			365	(365)
Accounts receivable	574	3,613	(6,900)	(13,844)
Inventories	57	358	1,494	(1,852)
Prepaid expenses and other current assets	1,185	7,458	(4,930)	(5,075)
Amounts due from related parties	1,374	8,646	(68,791)	(26,330)
Rental deposits	(203)	(1,277)	(61)	90
Land use rights				(1,989)
Accounts payable	(320)	(2,013)	1,128	115
Deferred revenues	3,473	21,858	8,589	3,792
Accrued expenses and other current liabilities	1,382	8,700	14,628	19,082
Amounts due to related parties	(3,133)	(19,717)	4,009	268
Income taxes payable	1,086	6,836	11,223	5,472
Other taxes payable	232	1,462	4,555	3,892
Deferred income taxes	(959)	(6,034)	(4,600)	306
Unrecognized tax benefit	381	2,398	(4,036)	2,254
Net cash provided by operating activities	19,774	124,458	64,416	83,420
Cash flows from investing activities:
Purchase of businesses, net of cash acquired of RMB nil, RMB1,382 and RMB nil in 2009, 2010 and 2011, respectively			(6,078)
Purchase of property and equipment	(3,303)	(20,788)	(26,859)	(57,071)
Deposits paid for acquisition of property and equipment	(2,997)	(18,863)	(19,792)	(11,371)
(Purchase) maturity of term deposits	3,549	22,337	1,434	(58,813)
Purchase of exclusive partnership with universities	(311)	(1,960)		(1,235)
Purchase of short-term investments	(3,107)	(19,556)	(28,016)	(20,578)
Proceeds from disposal of property and equipment	44	275	112
Proceeds from the sale of short-term investments	2,591	16,306	17,071
Acquisition of noncontrolling interest of Yuancheng Education			(998)
Net cash used in investing activities	(3,534)	(22,249)	(63,126)	(149,068)
Cash flows from financing activities:
Payment of deferred consideration for purchase of property and equipment	(235)	(1,479)
Cash dividends paid to noncontrolling shareholders	(2,147)	(13,510)	(5,632)	(14,698)
Capital contribution by noncontrolling shareholders	470	2,960	490	1,715
Repurchase and cancellation of ordinary shares	(1,182)	(7,437)	(13,468)	(76,634)
Proceeds from exercise of share options	95	598	6,098	4,163
Prepayment for shares repurchases	(27)	(168)	(735)
Net cash used in financing activities	(3,026)	(19,036)	(13,247)	(85,454)
Effect of exchange rate changes	14	80	(693)	312
Net (decrease) increase in cash and cash equivalents	13,228	83,253	(12,650)	(150,790)
Cash and cash equivalents, beginning of year	30,266	190,493	203,143	353,933
Cash and cash equivalents, end of year	43,494	273,746	190,493	203,143
Supplemental disclosure of cash flow information
Income taxes paid	2,200	13,844	10,746	11,255
Interest paid			5	2
Non cash - financing activities
Capital registration of intangible assets by noncontrolling interest			980	425